TAXES ON INCOME (Schedule of Deferred Tax Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
TAXES ON INCOME [Abstract]
Net loss carry-forward	$ 9,785	$ 10,055
Other additions for tax Purposes	114	107
Net deferred tax asset before valuation allowance	9,899	10,162
Valuation allowance	(9,899)	(10,162)
Net deferred tax asset